Income Taxes - Changes in Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Uncertainties [Abstract]
Unrecognized tax benefits at beginning of year	$ 126	$ 21	$ 2
Increases for tax positions taken in current year	66	105	19
Unrecognized tax benefits at end of year	$ 192	$ 126	$ 21